Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge [Line Items]
Carrying amount	$ 53,036	$ 16,675
Depreciation charge	15,937	40,414	$ 34,438
Buildings [Member]
Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge [Line Items]
Carrying amount	47,992	4,925
Depreciation charge	9,314	12,774	14,394
Transportation Equipment [Member]
Leasing Arrangements－Lessee (Details) - Schedule of right-of-use assets and the depreciation charge [Line Items]
Carrying amount	5,044	11,750
Depreciation charge	$ 6,623	$ 27,640	$ 20,044